Cash, bank balances and short term investments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of Cash and Cash Equivalents

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Money market funds	167,553	107,041	—
Mutual funds	30,886	7,756	52,793
Banks	2,875	139,931	13,254
Government bonds	1,633	5,300	11,457
Treasury notes	—	—	3,404

Total	202,947	260,028	80,908

For the purposes of the consolidated statements of cash flows, cash and cash equivalents include resources available in cash in the bank and investments with a maturity less than three months. The following chart shows a reconciliation of the movements between cash, banks and short-term investments and cash and cash equivalents:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Cash, banks and short-term investments	202,947	260,028	80,908
Less
Government bonds and treasury notes	(1,633)	(5,300)	(14,861)
Restricted cash and cash equivalents (1)	—	(20,498)	—

Cash and cash equivalents	201,314	234,230	66,047

(1)
Corresponds to cash and cash equivalents from Aleph that could be only used for the purpose explained in Note 28.